UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NTV Asset Management, LLC
Address:     216 Brooks Street
             Suite 300
             Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen Setterstrom
Title:         Chief Compliance Officer
Phone:         (304) 353-9095

Signature, Place, and Date of Signing:

/s/ Karen Setterstrom          Charleston, West Virginia       November 9, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number    Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     168

Form 13F Information Table Value Total:     193,478
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     No.  Form 13F File Number     Name


                                                      Form 13F INFORMATION TABLE

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Column 1                       Column 2   Column 3     Column 4   Column 5     Column 6      Column 7             Column 8

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NAME OF ISSUER                TITLE OF     CUSIP       VALUE      SHRS OR     INVESTMENT      OTHER
                               CLASS                  (x$1000)    SH/PUT/     DISCRETION     MANAGERS         VOTING AUTHORITY
                                                                  PRN AMT                             ------------------------------
                                                                  PRN CALL                            SOLE        SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
Apple Inc                      Com     037833100     1781          4672         Sole                    4622           50
ABB Ltd              Sponsored ADR     000375204      204         12000         Sole                       0        12000
Abbott Labs                    Com     002824100      534         10460         Sole                   10160          300
Automatic Data
  Processing                   Com     053015103      569         12068         Sole                   11818          250
Autodesk Inc                   Com     052769106      277         10000         Sole                       0        10000
American Elec Pwr Inc          Com     025537101      328          8650         Sole                    8250          400
Ishares Tr              Barclys US
                             AGG B     464287226      369          3354         Sole                     354         3000
Amgen Inc                      Com     031162100      792         14427         Sole                   13027         1400
Air Prods & Chems Inc          Com     009158106     1370         17950         Sole                    7550        10400
Apollo Global Mgmt LLC    Cl A shs     037612306      389         38000         Sole                   38000            0
Boeing Co                      Com     097023105     1424         23535         Sole                   23035          500
Bank of America
  Corporation                  Com     060505104      337         55116         Sole                   45300         9816
Baxter Intl Inc                Com     071813109     1437         25604         Sole                    6895        18709
BB&T Corp                      Com     054937107     7388        346422       Shared                  313227        33195
Baidu Inc                 Spon ADR
                             Rep A     056752108      277          2600         Sole                    2600            0
Black Hills Corp               Com     092113109      375         12250         Sole                       0        12250
Bristol Myers Squibb Co        Com     110122108     1065         33947         Sole                   26047         7900
Berkshire Hathaway Inc
  Del                     Cl B New     084670702      516          7265         Sole                    4550         2715
Blackstone GSO Flting
  Rte Fu                       Com     09256U105     1329         75250         Sole                   71250         4000
Citigroup Inc              Com New     172967424      232          9091         Sole                    8222          869
City Hldg Co                   Com     177835105      474         17571       Shared                   16071         1500
Colgate Palmolive Co           Com     194162103      865          9762         Sole                    7062         2700
Cisco Sys Inc                  Com     17275R102      589         38006         Sole                   26426        11580
CSX Corp                       Com     126408103      660         35370         Sole                    1170        34200
Chevron Corp New               Com     166764100     2454         26510         Sole                   23165         3345
SPDR Series Trust       Brclys Cap
                              Conv     78464A359     3837        107710         Sole                   88025        19685
Dominion Res Inc Va New        Com     25746U109      399          7876         Sole                    7876            0
Powershares DB Cmdty
  Idx Tra             Unit Ben Int     73935S105      553         21500         Sole                   15400         6100
Du Pont E I De
  Nemours & Co                 Com     263534109     1572         39345         Sole                   26545        12800
Wisdomtree Trust        Emerg Mkts
                               ETF     97717W315     2539         53625         Sole                   50250         3375
Wisdomtree Trust          Emg Mkts
                             Smcap     97717W281      266          6900         Sole                    1300         5600
SPDR Dow Jones Indl
  Avrg ETF                Ut Ser 1     78467X109     1778         16330         Sole                   13090         3240
Disney Walt Co          Com Disney     254687106     1786         59219         Sole                   30439        28780
Wisdomtree Trust        Intl SmCap
                               Div     97717W760      840         19295         Sole                   12195         7100
Dow Chem Co                    Com     260543103      504         22469       Shared                    6469        16000
Duke Energy Corp New           Com     26441C105     1150         57543         Sole                   44843        12700
Ishares Tr                  DJ Sel
                           Div Inx     464287168     6027        124955         Sole                  113855        11100
Ishares Tr                    MSCI
                         Emerg Mkt     464287234     5710        162727         Sole                  101967        60760
Ishares Tr                    MSCI
                          Eafe Idx     464287465     2335         48873         Sole                    5410        43463
Ishares Tr                    MSCI
                           Grw Idx     464288885      226          4545         Sole                     350         4195
Emerson Elec Co                Com     291011104     1079         26124         Sole                   10400        15724
El Paso Corp                   Com     28336L109      245         14034         Sole                       0        14034
Enterprise Prods Partners      Com     293792107     1231         30682         Sole                   30682            0
Wisdomtree Trust             India
                          Erngs Fd     97717W422      212         11700         Sole                       0        11700
Edwards Lifesciences
  Corp                         Com     28176E108      262          3680         Sole                       0         3680
Ishares Inc               MSCI CDA
                             Index     464286509      346         13600         Sole                    3600        10000
Ishares Inc             MSCI Japan     464286848      566         59900         Sole                   38700        21200
Ishares Inc            MSCI Brazil     464286400      382          7350         Sole                    5250         2100
Ishares Tr                  S&P GL
                           Industr     464288729     1046         23900         Sole                   15200         8700
Freeport-McMoran
  Copper & Go                  Com     35671D857      239          7860         Sole                    7860            0
First Tr Exchange Traded
  Fd                DJ Internt Idx     33733E203      538         18350         Sole                   18350            0
FirstEnergy Corp               Com     337932107      239          5337         Sole                    5337            0
Flaherty & Crmn/Clymr
  Pfd Se                   Com Shs     338478100      358         22430         Sole                   21296         1134
Federated Invs Inc PA         Cl B     314211103      350         20000         Sole                       0        20000
Fiserv Inc                     Com     337738108      695         13700         Sole                     100        13600
Fiduciary Claymore MLP
  Opp F                        Com     31647Q106     1208         62960         Sole                   58838         4122
Claymore Exchange Trd Fd Tr   Gugg
                         Frntr Mkt     18383Q838      944         51900         Sole                   38700        13200
General Dynamics Corp          Com     369550108      603         10600         Sole                     100        10500
Western Asset Global CP
  Defi                         Com     95790C107      452         26164         Sole                   12100        14064
Market Vectors ETF Tr         Gold
                         Miner ETF     57060U100     1716         31100         Sole                   30650          450
General Electric Co            Com     369604103     3068        201611         Sole                  139568        62043
Gabelli Glb Gld Nat Res
  & In                     Com Shs
                             Bn Int    36244N109      252         17650         Sole                   17350          300
Gilead Sciences Inc            Com     375558103      252          6500         Sole                    6500            0
General Mls Inc                Com     370334104      311          8082         Sole                    2990         5092
SPDR Gold Trust           Gold Shs     78463V107      229          1450         Sole                    1200          250
Wisdomtree Trust           Glb Nat
                            Res Fd     97717W711      250         11950         Sole                   10950         1000
Google Inc                    Cl A     38259P508      360           700         Sole                     670           30
Government Pptys
  Income Tr        Com Shs Ben Int     38376A103      766         35650         Sole                   32450         3200
Ishares Tr        Barclys Inter Gv     464288612      200          1800         Sole                     100         1700
Claymore Exchange
  Trd Fd Tr               Gugg Chn
                           Sml Cap     18383Q853      283         15650         Sole                    9550         6100
Health Care REIT Inc           Com     42217K106     1523         32560         Sole                   31260         1300
HCP Inc                        Com     40414L109      247          7050         Sole                    5100         1950
Home Depot Inc                 Com     437076102     1037         31555         Sole                   18905        12650
Heniz H J Co                   Com     423074103      599         11880         Sole                   10680         1200
Honeywell Intl Inc             Com     438516106      230          5257         Sole                    1557         3700
Hershey Co                     Com     427866108      242          4100         Sole                     900         3200
Ishares Tr           High Yld Corp     464288513     3077         37148         Sole                   35748         1400
Ishares Gold Trust         Ishares     464285105      213         13500         Sole                   10000         3500
Ishares Tr               NASDQ Bio
                              Indx     464287556     3530         37818         Sole                   31092         6726
International
  Business Machs               Com     459200101     2947         16852         Sole                   11477         5375
Ishares Tr             DJ US Utils     464287697      250          3070         Sole                    3070            0
Ishares Tr        DJ Intl Sel Divd     464288448      611         21600         Sole                   19300         2300
Ishares Tr        Barclays 7-10 yr     464287440      481          4586         Sole                     731         3855
Ishares Tr          S&P MidCap 400     464287507     4044         51860         Sole                   34575        17285
Ishares Tr          S&P MC 400 Grw     464287606     1102         12275         Sole                   12125          150
Ishares Tr          S&P SmlCap 600     464287804     1432         24470         Sole                   11795        12675
Ishares Tr          S&P SmlCp Grow     464287887      302          4700         Sole                    4600          100
Intel Corp                     Com     458140100     1372         64345         Sole                   38075        26270
Ishares Tr        S&P Glb 100 Indx     464287572      510          9528         Sole                    5775         3753
Ishares Tr           S&P 500 Value     464287408      882         17112         Sole                    2812        14300
Ishares Tr           S&P 500 Index     464287200      308          2712         Sole                    2712            0
Ishares Tr             S&P 500 Grw     464287309     2408         39333         Sole                   19983        19350
Ishares Tr            Russell 1000     464287622      500          8000         Sole                       0         8000
Ishares Tr         Russell 1000 Gr     464287614      811         15425         Sole                    7400         8025
Ishares Tr            Russell 2000     464287655      570          8877         Sole                    6932         1945
Ishares Tr            Rusl 2000 Gr     464287648      473          6450         Sole                    6450            0
Ishares Tr          Russell Mcp Gr     464287481      481          9700         Sole                    2700         7000
Ishares Tr         Russell Mid Cap     464287499     1878         21290         Sole                    9260        12030
Ishares Tr             S&P Gbl Inf     464287291      648         11875         Sole                   11375          500
Ishares Tr          DJ US Industrl     464287754      301          5493         Sole                    3775         1718
Johnson & Johnson              Com     478160104     3891         61099         Sole                   40174        20925
JP Morgan Chase & Co           Com     46625H100      613         20360       Shared                   19066         1294
Ishares Tr                  S&P Gl
                           Utiliti     464288711     1168         28250         Sole                   27350          900
Kraft Foods Inc               Cl A     50075N104      210          6283         Sole                    3805         2478
Kimberly Clark Corp            Com     494368103      552          7774         Sole                    6474         1300
Kinder Morgan Energy
  Partner           Ut Ltd Partner     494550106      960         14050         Sole                   14050            0
Coca Cola Co                   Com     191216100     2587         38301         Sole                   18651        19650
SPDR Series Trust         KBW Regn
                            Bk ETF     78464A698     1031         53400         Sole                   53400            0
Kayne Anderson
  Energy TTL Rt                Com     48660P104     1390         57477         Sole                   42877        14600
Kayne Anderson MLP Invsmnt     Com     486606106     1672         60116         Sole                   46716        13400
Global X Fds         Glb X Lithium     37950E762      772         57300         Sole                   55600         1700
Ishares Tr          IBOXX Inv CPBD     464287242     2687         23927         Sole                   20157         3770
Allscripts
  Healthcare Solutn            Com     01988P108      459         25500         Sole                   24000         1500
Medco Health Solutions Inc     Com     58405U102      245          5244         Sole                     548         4696
Altria Group Inc               Com     02209S103     1046         39045         Sole                   37545         1500
Market Vectors
  ETF Tr               Agribus ETF     57060U605     1008         23325         Sole                   18325         5000
Merck & Co Inc New             Com     58933Y105      944         28885         Sole                   10912        17973
Microsoft Corp                 Com     594918104     2767        111178         Sole                   76497        34681
Ishares Tr           S&P Glb Mtrls     464288695     1304         24328         Sole                   14225        10103
Mylan Inc                      Com     628530107      423         24924         Sole                   24313          611
Nextera Energy Inc             Com     65339F101      337          6240         Sole                    6050          190
Novartis A G         Sponsored ADR     66987V109      729         13075         Sole                   13075            0
NYSE Euronext                  Com     629491101      332         14300         Sole                    4300        10000
Ishares Tr          S&P 100 Idx Fd     464287101     2961         57575         Sole                   39550        18025
Oracle Corp                    Com     68389X105      775         26975         Sole                    6975        20000
Plum Creek Timber Co Inc       Com     729251108      470         13547         Sole                    8537         5010
Powershares Global
  ETF Trust         Sovereign Debt     73936T573     1578         60358         Sole                   37117        23241
Pepsico Inc                    Com     713448108     2220         35865         Sole                   31565         4300
Powershares ETF
  Trust             Hi Yld Eq Dvdn     73935X302      246         29965         Sole                   28965         1000
Pfizer Inc                     Com     717081103      802         45395         Sole                   26345        19050
Ishares Tr          US Pfd Stk Idx     464288687     1342         37700         Sole                   19025        18675
Pimco Income
  Strategy Fund                Com     72201H108      222         22148         Sole                   17438         4710
Procter & Gamble Co            Com     742718109     4407         69759         Sole                   48311        21448
Philip Morris Intl Inc         Com     718172109      250          4011         Sole                    3730          281
Piedmont Nat Gas Inc           Com     720186105      251          8719         Sole                    8719            0
Market Vectors
  ETF Tr            Pre-Rf Mun ETF     57060U738      225          9007         Sole                    9007            0
Powershares ETF
  Trust           Gbl Lstd Pvt Eqt     73935X195     1079        140400         Sole                  139900          500
First Tr Nas100
  Eq Weighted                  Shs     337344105      239         11150         Sole                    8650         2500
Powershares QQQ
  Trust                 Unit Ser 1     73935A104     4716         89856         Sole                   62205        27651
Pimco Strategic Gbl
  Gov Fd I                     Com     72200X104      440         41145         Sole                   36145         5000
Royal Dutch Shell
  PLC                  Spons ADR A     780259206     1684         27375         Sole                   24375         3000
RGC Res Inc                    Com     74955L103      728         39300         Sole                       0        39300
Rydex ETF Trust     S&P 500 Eq Trd     78355W106     2218         53575         Sole                   34575        19000
Raytheon Co                Com New     755111507      382          9367         Sole                    1367         8000
Ishares Tr          MSCI Small Cap     464288273      209          6000         Sole                       0         6000
Seadrill Limited               Shs     G7945E105      867         31500         Sole                   31500            0
Ishares Tr          Barclys 1-3 YR     464287457      681          8055         Sole                    5675         2380
Schlumberger Ltd               Com     806857108     2668         44680         Sole                   28430        16250
Senior Hsg Pptys Tr     Sh Ben Int     81721M109      364         16910         Sole                   13500         3410
Southern Co                    Com     842587107     1070         25254         Sole                   23684         1570
SPDR S&P 500 ETF Tr        Tr Unit     78462F103     5044         44581         Sole                   43114         1467
Sysco Corp                     Com     871829107      601         23206         Sole                   21206         2000
AT&T Inc                       Com     00206R102     3694        129548         Sole                  112009        17539
ProShares Tr     Pshs Ultsh 20 yrs     74347R297      411         21150         Sole                   21150            0
Telefonica S A       Sponsored ADR     879382208      548         28700         Sole                   28700            0
Teva Pharmaceuticals
  Inds Ltd                     ADR     881624209      681         18321         Sole                   11071         7250
Thermo Fisher
  Scientific Inc               Com     883556102      715         14125         Sole                   13825          300
Total S A            Sponsored ADR     89151E109     1291         29450         Sole                   28950          500
United Bankshares
  Inc WV                       Com     909907107     1019         50761       Shared                   50761            0
United Parcel Service Inc     Cl B     911312106      210          3341         Sole                    1100         2241
Cohen & Steers Infrastructur   Com     19248A109      294         18920         Sole                   18620          300
United Technologies Corp       Com     913017109      867         12324         Sole                    9163         3161
Verizon Communications Inc     Com     92343V104     2232         60660         Sole                   49929        10731
Walgreen Co                    Com     931422109      200          6100         Sole                    6100            0
Wells Fargo & Co New           Com     949746101      391         16246         Sole                   12046         4200
Waste Mgmt Inc Del             Com     94106L109     1619         49748         Sole                   33798        15950
Wesbanco Inc                   Com     950810101      257         14866       Shared                   11446         3420
Exxon Mobil Corp               Com     30231G102     5935         81724         Sole                   53206        28518
                                                                                                     3865064      1374306
